Non-controlling interests	12 Months Ended
Dec. 31, 2022
Non-controlling interests
Non-controlling interests

15.Non-controlling interests

In June 2019, Beijing Caissa International Travel Agency Co., Ltd. (“Beijing Caissa”) entered into an equity purchase agreement with Pintec Jinke to invest RMB20,151 in Myfin Insurance, a subsidiary of Pintec Jinke, and obtained 40% equity interest of Myfin Insurance. Since the Group retains control of Myfin Insurance, the investment from Beijing Caissa was accounted for as non-controlling interest.

Pursuant to an investment agreement signed in December 2019, Pintec Ganzhou and Yinchuan Xingyin Investment Fund Limited Partnership (“Yinchuan Xingyin”) agreed to invest RMB300,000 and RMB200,000 respectively to setup Huatai Ningxia Corporation Consulting Limited Partnership (“Huatai Ningxia”), the primary purpose of which is to invest in Pintec Yinchuan, a subsidiary of Pintec Ganzhou. Pintec Ganzhou and Yinchuan Xingyin paid RMB300,000 and RMB150,000 respectively in December 2019. Since the Group controlled Huatai Ningxia after the investment, the investment from Yinchuan Xingyin was accounted for as non-controlling interest.

In September 2021, the Group set up Janko Loans Pty Ltd (“Janko”) and Wagepay Pty Ltd (“Wagepay”) and hold 50% and 50% equity interest, respectively. Since the Group retains control of Janko and Wagepay by owning majority seats of the board, the investment from other shareholders of Janko and Wagepay is accounted for as non-controlling interest. Since May, 2022, Janko and Wagepay were no longer accounted for as non-controlling interest due to the disposal of Pintec Australia Pty Ltd. and its subsidiaries.